Loans to Third Pairties, Net (Details) - Schedule of loans to third parties consisted - USD ($)		Mar. 31, 2022	Mar. 31, 2021
Loans to Third Pairties, Net (Details) - Schedule of loans to third parties consisted [Line Items]
Loans to third parties, noncurrent:
Total loan to third parties, net		719,205	702,593
Beijing Chuangyouyi Education Technology Co.,Ltd [Member]
Loans to Third Pairties, Net (Details) - Schedule of loans to third parties consisted [Line Items]
Loans to third parties, current:	[1]	96,157	93,038
Loans to third parties, noncurrent:	[1]	(96,157)
Beijing Dejinbao Mining Engineering Co., Ltd [Member]
Loans to Third Pairties, Net (Details) - Schedule of loans to third parties consisted [Line Items]
Loans to third parties, current:	[2]	566,377	580,974
Loans to third parties, noncurrent:	[2]	149,673	78,882
Guizhou Shunxincheng Human Resources Co., Ltd [Member]
Loans to Third Pairties, Net (Details) - Schedule of loans to third parties consisted [Line Items]
Loans to third parties, current:		3,155	3,053
Beijing Zhongke Education Co., Ltd [Member]
Loans to Third Pairties, Net (Details) - Schedule of loans to third parties consisted [Line Items]
Loans to third parties, current:			$ 39,684

[1]	On December 25, 2017, Distance Learning loaned RMB 600,000 (USD 96,157 as of March 31, 2022) to Beijing Chuangyouyi Education Technology Co.,Ltd (“Chuangyouyi”). The loan bears an interest rate of 6% and is not guaranteed. The maturity was December 24, 2018. Chuangyouyi did not repay upon maturity, the Company has fully accrued allowance for the balance.
[2]	On September 5, 2017, Distance Learning loaned RMB3,000,000 (USD 470,220 as of March 31, 2022) to Beijing Dejinbao Mining Engineering Co., Ltd (“Dejinbao”). The loan bears an interest rate of 6% and is not guaranteed. The original maturity was September 5, 2019, and was later extended to September 5, 2023. On September 27, 2018, Distance Learning loaned an additional RMB600,000 (USD 96,157 as of March 31, 2022) to Dejinbao. The loan bears an interest rate of 6% and is not guaranteed. The maturity of the loan is September 26, 2024.